GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOING CONCERN
GOING CONCERN

3 -   GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has negative working capital of $18,502,055 and a stockholders’ deficit of $9,446,581, as of June 30, 2022. For the six months ended June 30, 2022, the Company achieved net income of $2,181,842. Management believes these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date these financial statements are issued. Management intends to finance operations over the next twelve months through continued net income and profits, borrowings from existing loans, by entering into new loan agreements and by an initial public offering and subsequent sales of common stock.

The accompanying consolidated financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.

3 -   GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred a loss of $2,233,384 for the year ending December 31, 2021 and has negative working capital of $8,517,242 and a members’ deficit of $11,214,050, as of December 31, 2021. Management believes these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date these financial statements are issued. Management intends to finance operations over the next twelve months through borrowings from existing loans, and by equity including the initial public offering.

The accompanying consolidated financial statements do not include any adjustments that might be required should the Company be unable to continue as a going concern.